Consolidated Balance Sheet - EUR (€) € in Millions		Dec. 31, 2022	Dec. 31, 2021
Assets [Abstract]
Cash and central bank balances		€ 178,896	€ 192,021
Interbank balances (w/o central banks)		7,195	7,342
Central bank funds sold and securities purchased under resale agreements		11,478	8,368
Securities borrowed		0	63
Financial assets at fair value through profit or loss [Abstract]
Trading assets		92,867	102,396
Positive market values from derivative financial instruments		299,856	299,732
Non-trading financial assets mandatory at fair value through profit and loss		89,654	88,965
Financial assets designated at fair value through profit or loss		168	140
Total financial assets at fair value through profit or loss		482,545	491,233
Financial assets at fair value through other comprehensive income		31,675	28,979
Equity method investments		1,124	1,091
Loans at amortized cost		491,175	472,069
Property and equipment		6,103	5,536
Goodwill and other intangible assets		7,092	6,824
Other assets	[1]	118,124	103,784
Assets for current tax		1,584	1,214
Deferred tax assets		7,225	6,180
Total assets		1,344,217	1,324,705
Liabilities and equity [Abstract]
Deposits		629,183	604,396
Central bank funds purchased and securities sold under repurchase agreements		573	747
Securities loaned		13	24
Financial liabilities at fair value through profit or loss [Abstract]
Trading liabilities		50,616	54,718
Negative market values from derivative financial instruments		282,418	287,109
Financial liabilities designated at fair value through profit or loss		54,634	58,468
Investment contract liabilities		469	562
Total financial liabilities at fair value through profit or loss		388,138	400,857
Other short-term borrowings		5,122	4,034
Other liabilities		113,648	97,795
Provisions		2,449	2,641
Liabilities for current tax		388	600
Deferred tax liabilities		538	498
Long-term debt		131,525	144,485
Trust preferred securities	[2]	500	528
Total liabilities		1,272,076	1,256,606
Common shares, no par value, nominal value of EUR 2.56		5,291	5,291
Additional paid-in capital		40,513	40,580
Retained earnings		17,769	12,680
Common shares in treasury, at cost		(331)	(6)
Accumulated other comprehensive income (loss), net of tax		(1,470)	(449)
Total shareholders equity		61,772	58,096
Additional equity components		8,578	8,305
Noncontrolling interests		1,791	1,698
Total equity		72,141	68,099
Total liabilities and equity		€ 1,344,217	€ 1,324,705

[1]	Includes non-current assets and disposal groups held for sale
[2]	Perpetual instruments, redeemable at specific future dates at the Group’s option.